UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2008 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 96.5% COMMON STOCKS

Aerospace & Defense 1.5%
	432,000	Moog, Inc. (Class A)(a)	$15,798,240

Air Freight & Logistics 1.0%
	751,800	UTI Worldwide, Inc.	10,780,812

Capital Markets 1.2%
	602,600	Eaton Vance Corp.(b)	12,660,626

Chemicals 0.7%
	186,700	Airgas, Inc.	7,279,433

Commercial Banks 0.9%
	58,400	IBERIABANK Corp.	2,803,200
	229,100	Prosperity Bancshares, Inc.	6,779,069

			9,582,269

Commercial Services & Supplies 4.3%
	145,900	Clean Harbors, Inc.(a)	9,255,896
	811,300	Knoll, Inc.	7,317,926
	529,300	Mobile Mini, Inc.(a)	7,632,506
	106,200	Stericycle, Inc.(a)	5,530,896
	477,000	Waste Connections, Inc.(a)(b)	15,058,890

			44,796,114

Communications Equipment 2.7%
	880,300	ADTRAN, Inc.	13,098,864
	604,300	CommScope, Inc.(a)(b)	9,390,822
	246,263	F5 Networks, Inc.(a)(b)	5,629,572

			28,119,258

Computers & Peripherals 0.1%
	575,600	On Track Innovations Ltd.(a)	823,108

Construction & Engineering 2.8%
	1,023,100	Chicago Bridge & Iron Co. N.V.	10,282,155
	1,942,800	Great Lakes Dredge & Dock Corp.	8,062,620
	284,300	URS Corp.(a)(b)	11,590,911

			29,935,686

Consumer Finance 0.9%
	203,700	Alliance Data Systems Corp.(a)(b)	9,478,161

Diversified Consumer Services 1.2%
671,818	School Specialty, Inc.(a)(b)	12,845,160

Diversified Telecommunication Services 4.5%
1,770,700	Fairpoint Communications, Inc.	5,807,896
483,650	Iowa Telecommunications Services, Inc.	6,906,522
918,300	NTELOS Holdings Corp.	22,645,278
1,402,700	tw telecom, inc.(a)(b)	11,880,869

		47,240,565

Electric Utilities 0.8%
442,000	El Paso Electric Co.(a)(b)	7,995,780

Electronic Equipment & Instruments 1.5%
296,400	Anixter International, Inc.(a)(b)	8,927,568
974,000	Insight Enterprises, Inc.(a)(b)	6,720,600

		15,648,168

Energy Equipment & Services 2.1%
142,900	Core Laboratories N.V.(b)	8,553,994
223,900	Oceaneering International, Inc.(a)	6,524,446
464,200	Pride International, Inc.(a)	7,417,916

		22,496,356

Food & Staples Retailing 3.3%
305,900	Ruddick Corp.	8,458,135
1,268,000	United Natural Foods, Inc.(a)(b)	22,595,760
436,200	Whole Foods Market, Inc.(b)	4,117,728

		35,171,623

Food Products 4.1%
141,900	American Italian Pasta Co. (Class A)(a)(b)	3,170,046
948,700	Cosan Ltd. (Class A)(a)	3,282,502
1,457,500	Dean Foods Co.(a)(b)	26,191,275
308,000	Sanderson Farms, Inc.	10,644,480

		43,288,303

Health Care Equipment & Supplies 4.3%
308,200	Beckman Coulter, Inc.	13,542,308
505,271	ev3, Inc.(a)(b)	3,082,153
460,300	Immucor, Inc.(a)(b)	12,234,774
469,915	Integra LifeSciences Holdings Corp.(a)(b)	16,714,877

		45,574,112

Health Care Providers & Services 8.0%
516,500	Air Methods Corp.(a)(b)	8,258,835
34,500	AMERIGROUP Corp.(a)	1,018,440
645,480	Centene Corp.(a)(b)	12,722,411
303,000	Henry Schein, Inc.(a)(b)	11,117,070
551,000	MWI Veterinary Supply, Inc.(a)(b)	14,854,960
1,316,256	PSS World Medical, Inc.(a)(b)	24,771,937

301,000	Universal Health Services, Inc. (Class B)	11,308,570

		84,052,223

Hotels, Restaurants & Leisure 2.4%
801,300	Cheesecake Factory, Inc. (The)(a)(b)	8,093,130
556,900	Jack in the Box, Inc.(a)	12,301,921
316,400	Red Robin Gourmet Burgers, Inc.(a)(b)	5,325,012

		25,720,063

Human Resources & Employment Services 1.1%
529,800	Administaff, Inc.	11,486,064

Insurance 5.1%
453,200	Aspen Insurance Holdings Ltd.	10,990,100
587,800	Protective Life Corp.	8,434,930
197,000	RLI Corp.	12,048,520
522,400	StanCorp Financial Group, Inc.	21,820,648

		53,294,198

Internet Software & Services 3.2%
495,200	Digital River, Inc.(a)(b)	12,280,960
800,100	GSI Commerce, Inc.(a)(b)	8,417,052
638,800	SAVVIS, Inc.(a)(b)	4,401,332
1,098,800	Switch & Data Facilities Co., Inc.(a)(b)	8,120,132

		33,219,476

IT Services 0.3%
250,000	Wright Express Corp.(a)(b)	3,150,000

Life Sciences Tools & Services 1.1%
462,100	Kendle International, Inc.(a)(b)	11,885,212

Machinery 4.7%
422,800	Actuant Corp. (Class A)(b)	8,041,656
835,739	IDEX Corp.	20,183,097
516,500	Pentair, Inc.(b)	12,225,555
460,900	RBC Bearings, Inc.(a)(b)	9,347,052

		49,797,360

Media 3.7%
549,000	John Wiley & Sons, Inc. (Class A)	19,533,420
1,861,300	Regal Entertainment Group (Class A)	19,003,873

		38,537,293

Metals & Mining 0.9%
181,800	Agnico-Eagle Mines Ltd.(b)	9,331,794

Multi-Utilities 0.2%
62,700	Puget Energy, Inc.	1,709,829

Oil, Gas & Consumable Fuels 4.4%

374,100	Bill Barrett Corp.(a)(b)	7,904,733
359,100	Concho Resources, Inc.(a)(b)	8,194,662
812,400	Denbury Resources, Inc.(a)(b)	8,871,408
357,400	Encore Acquisition Co.(a)(b)	9,120,848
748,200	Petroquest Energy, Inc.(a)(b)	5,057,832
350,300	St. Mary Land & Exploration Co.	7,114,593

		46,264,076

Paper & Forest Products 0.3%
1,699,900	Domtar Corp.(a)(b)	2,838,833

Real Estate Investments Trusts 3.9%
3,717,500	Chimera Investment Corp.	12,825,375
505,700	Cogdell Spencer, Inc.	4,733,352
1,730,800	MFA Financial, Inc.	10,194,412
1,137,800	NorthStar Realty Finance Corp.(b)	4,448,798
1,419,900	Sunstone Hotel Investors, Inc.	8,789,181

		40,991,118

Research & Consulting Services 1.0%
15,400	Huron Consulting Group, Inc.(a)	881,958
561,000	Resources Connection, Inc.(a)	9,189,180

		10,071,138

Road & Rail 1.5%
653,350	Knight Transportation, Inc.(b)	10,532,002
143,600	Landstar System, Inc.	5,518,548

		16,050,550

Semiconductors & Semiconductor Equipment 4.6%
630,500	ATMI, Inc.(a)(b)	9,728,615
1,089,400	Cavium Networks, Inc.(a)(b)	11,449,594
464,300	Intersil Corp. (Class A)	4,266,917
1,672,000	PMC - Sierra, Inc.(a)(b)	8,125,920
745,400	Power Integrations, Inc.(b)	14,818,552

		48,389,598

Software 2.0%
1,103,200	Commvault Systems, Inc.(a)(b)	14,793,912
510,969	Quest Software, Inc.(a)	6,433,100

		21,227,012

Specialty Retail 0.9%
183,500	Abercrombie & Fitch Co. (Class A)(b)	4,233,345
169,400	Ross Stores, Inc.(b)	5,036,262

		9,269,607

Textiles, Apparel & Luxury Goods 1.6%
439,400	Phillips-Van Heusen Corp.	8,845,122
429,100	Warnaco Group, Inc. (The)(a)(b)	8,423,233

		17,268,355

Thrifts & Mortgage Finance 0.5%
321,600	Astoria Financial Corp.(b)	5,299,968

Trading Companies & Distributors 1.0%
1,227,300	RSC Holdings, Inc.(a)(b)	10,456,596

Water Utilities 1.0%
500,600	Aqua America, Inc.(b)	10,307,354

Wireless Telecommunication Services 5.2%
3,452,900	Centennial Communications Corp.(a)(b)	27,830,374
1,631,800	SBA Communications Corp. (Class A)(a)(b)	26,630,976

		54,461,350

	Total long-term investments (cost $1,392,151,110)	1,014,592,841

SHORT-TERM INVESTMENT 28.8% Affiliated Money Market Mutual Fund

303,311,334	Dryden Core Investment Fund - Taxable Money Market Series (cost $303,311,334; includes $263,425,793 of cash collateral received for securities on loan)(c)(d)	303,311,334

	Total Investments 125.3% (cost $1,695,462,444)(e)	1,317,904,175
	Liabilities in excess of other assets (25.3%)	(265,760,547)

	Net Assets 100.0%	$1,052,143,628

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $258,583,298; cash collateral of $263,425,793 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,700,677,696	$35,481,889	$(418,255,410)	$(382,773,521)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level	1 - quoted prices in active markets for identical securities

Level	2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,317,904,175	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,317,904,175	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

“Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).”

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.